Note 18 - Impairment of Non-current Assets	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of impairment of assets [text block]
18.
IMPAIRMENT OF NON-CURRENT ASSETS

During the year ended
December
31,
2019,
the Company determined there were indicators of potential impairment on its non-current assets, including the following:
•	La Encantada - a decrease in economics of the roaster project and mine plan;
•	San Martin - a decrease in Reserves and Resources and suspension of operations due to security concerns; and
•
Del Toro - management's decision in
January 2020
to temporarily suspend mining and milling operations in order to improve operating cash flow and profit margins while focusing on an expanded drill program in the area.

Based on the Company’s assessment, the Company concluded that the La Encantada mine had estimated recoverable value, based on its FVLCD, below its carrying value and impairment charge was required:

	Year Ended December 31,
	2019	2018
La Encantada Silver Mine	$58,739	$—
La Parrilla Silver Mine	—	111,750
Del Toro Silver Mine	—	56,278
La Guitarra Silver Mine	—	31,660
Impairment of non-current assets	$58,739	$199,688
Deferred income tax recovery	(6,300)	(48,588)
Impairment of non-current assets, net of tax	$52,439	$151,100

The impairment charge recognized for the year ended
December
31,
2019
in respect of La Encantada was as follows:

	Mining interests
	Producing	Exploration	Right of use assets	Property, plant and equipment	Total
La Encantada Silver Mine	$22,602	$1,061	$6,302	$28,774	$58,739
Impairment of non-current assets	$22,602	$1,061	$6,302	$28,774	$58,739

The impairment charge recognized for the year ended
December
31,
2018
in respect of La Parrilla, Del Toro and La Guitarra were as follows:

	Mining interests
	Producing	Exploration	Property, plant and equipment	Total
La Parrilla	$67,901	$13,787	$30,062	$111,750
Del Toro Silver Mine	29,271	9,398	17,609	56,278
La Guitarra Silver Mine	22,654	5,987	3,019	31,660
Impairment of non-current assets	$119,826	$29,172	$50,690	$199,688

Recoverable values are determined based on fair market value of the asset and estimated using internal discounted cash flow economic models projected using management’s best estimate of recoverable mineral reserves and resources, future operating costs, capital expenditures and long-term foreign exchange rates.

Metal price assumptions used to determine the recoverable amounts for the years ended
December
31,
2019
and
2018
are summarized in the following table:

	December 31, 2019		December 31, 2018
Commodity Prices	2020-2023 Average	Long-term	2019-2022 Average	Long-term
Silver (per ounce)	$18.84	$19.50	$17.23	$18.50
Gold (per ounce)	$1,536	$1,416	$1,318	$1,350
Lead (per pound)	n/a	n/a	$0.99	$1.00
Zinc (per pound)	n/a	n/a	$1.19	$1.19

A discount rate of
4.5%
(
2018
-
6.5%
), equivalent to the Company’s weighted average cost of capital for the year ended
December
31,
2019
was used to determine FVLCD based on internal discounted cash flow economic models for each CGU.

The internal discounted cash flow economic models used to determine FVLCD are significantly affected by changes in key assumptions for future metal prices, capital expenditures, production cost estimates, discount rates and price to net asset value multiples. Management’s estimate of FVLCD is classified as level
3
in the fair value hierarchy. There was
no
material change in the valuation techniques utilized to determine FVLCD in the year ended
December
31,
2019.